Revenues by Customer Location (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue	$ 653	$ 639	$ 2,761	$ 2,808	$ 2,921
International
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue			1,076	1,075	1,120
United States
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue			1,685	1,733	1,801
United Kingdom | International
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue			170	171	163
Continental Europe | International
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue			453	466	522
Asia/Pacific | International
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue			261	253	257
Canada | International
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue			85	89	90
Other | International
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue			$ 107	$ 96	$ 88